Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of goodwill
(1)     Goodwill as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2021
Goodwill related to merger of Shinsegi Telecom, Inc.	￦	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		764,082	764,082
Other goodwill		4,691	2,175

	￦	2,075,009	2,072,493

Details of the changes in goodwill
(3)	Details of the changes in goodwill for the years ended December 31, 2022 and 2021 are as follows:

(In millions of won)
	2022		2021
Beginning balance	￦	2,072,493	3,357,524
Acquisition(*)		2,516	111,928
Other		—	(43)
Spin-off		—	(1,396,916)

Ending balance	￦	2,075,009	2,072,493

(*)
It consists of goodwill recognized as PS&Marketing Corporation’s acquisition of SK m&service Co., Ltd for the years ended December 31,2022. It consists of goodwill recognized as Tmap Mobility Co., Ltd.’s acquisition of YLP Inc. and another company, goodwill recognized as Dreamus Company’s acquisition of Studio Dolphin Co., Ltd. and goodwill recognized from Onestore Co., Ltd.’s acquisition of Rokmedia Co., Ltd. for the year ended December 31, 2021 (See Note 11).